Property, Plant and Equipment - Summary of Property, plant and equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 237	£ 281
Charge for the year	(123)	(66)	£ (90)
Disposals	(3)	(41)	(12)
Transfer to intangible assets	12
Ending Balance	618	237	281
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	793	886
Exchange differences	(32)	26
Additions	124	66
Disposals	(146)	(172)
Transfer to intangible assets	(7)	(11)
Transfer to intangible assets - pre-publication	(12)	(2)
Ending Balance	1,144	793	886
Increase decrease through in right of use assets in IFRS 16	424
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(556)	(605)
Exchange differences	21	(16)
Charge for the year	(123)	(66)
Disposals	126	131
Transfer to intangible assets	3
Transfer to intangible assets - pre-publication	3
Ending Balance	(526)	(556)	(605)
Land and buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	402
Land and buildings [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	122	133
Ending Balance	100	122	133
Land and buildings [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange differences	(9)
Additions	64
Disposals	(13)
Ending Balance	460
Increase decrease through in right of use assets in IFRS 16	418
Land and buildings [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	317	330
Exchange differences	(8)	11
Additions		32
Disposals	(13)	(75)
Reclassifications	4	19
Ending Balance	300	317	330
Land and buildings [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exchange differences	2
Charge for the year	(60)
Ending Balance	(58)
Land and buildings [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(195)	(197)
Exchange differences	6	(5)
Charge for the year	(21)	(20)
Disposals	10	34
Reclassifications		(7)
Ending Balance	(200)	(195)	(197)
Plant and equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending Balance	7
Plant and equipment [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	97	119
Ending Balance	73	97	119
Plant and equipment [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2
Disposals	(4)
Transfer of finance leases	19
Ending Balance	23
Increase decrease through in right of use assets in IFRS 16	6
Plant and equipment [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	458	527
Exchange differences	(15)	14
Additions	18	22
Disposals	(108)	(97)
Reclassifications	(4)	(8)
Transfer of finance leases	(19)
Transfer to intangible assets	(3)
Transfer to intangible assets - pre-publication	(2)
Ending Balance	325	458	527
Plant and equipment [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charge for the year	(4)
Transfer of finance leases	(12)
Ending Balance	(16)
Plant and equipment [member] | Depreciation [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(361)	(408)
Exchange differences	13	(11)
Charge for the year	(38)	(46)
Disposals	116	97
Reclassifications		7
Transfer of finance leases	12
Transfer to intangible assets	3
Transfer to intangible assets - pre-publication	3
Ending Balance	(252)	(361)	(408)
Assets in course of construction [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18	29
Ending Balance	36	18	29
Assets in course of construction [member] | Cost [member] | Owned assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18	29
Exchange differences		1
Additions	40	12
Disposals	(8)
Reclassifications		(11)
Transfer to intangible assets	(4)	(11)
Transfer to intangible assets - pre-publication	(10)	(2)
Ending Balance	£ 36	£ 18	£ 29